Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Revenues Recognized
Revenue recognized for each revenue stream was as follows:

	Year Ended December 31,
(in thousands)	2023	2022
Pellet procedures	$140,991	$128,952
Dietary supplements	38,090	32,412
Disposable trocars	3,320	1,698
Shipping fees	172	71

Product revenue	182,573	163,133
Training	1,170	973
Contract-term services	920	851
Other	697	—

Service revenue	2,787	1,824

Total revenue	$185,360	$164,957

Revenue recognized by geographic region was as follows:

	Year Ended December 31,
(in thousands)	2023	2022
United States	$181,838	$162,742
All other	735	391

Product revenue	182,573	163,133

United States	2,787	1,781
All other	—	43

Service revenue	2,787	1,824

Total revenue	$185,360	$164,957

Summary of Significant Changes in Contract Liability Balances
Significant changes in contract liability balances were as follows:

	December 31,
	2023		2022
Description of change (in thousands)	Deferred Revenue	Deferred Revenue, Long-term	Deferred Revenue	Deferred Revenue, Long-term
Revenue recognized that was included in the contract liability balance at the beginning of the period	$(1,972)	$—	$(1,710)	$—
Increases due to cash received, excluding amounts recognized as revenue during the period	1,961	1,116	1,342	760
Transfers between current and non-current liabilities due to the expected revenue recognition period	464	(464)	460	(460)

Total increase in contract liabilities	$453	$652	$92	$300

Summary of Consideration Allocated to Performance Obligations
Consideration allocated to performance obligations are as follows:

	December 31,
(in thousands)	2023	2022
Unsatisfied training obligations—Current	$151	$104

Unsatisfied contract-term services—Current	1,583	1,028
Unsatisfied contract-term services—Long-term	935	627

Total allocated to unsatisfied contract-term services	2,518	1,655

Unsatisfied pellet procedures—Current	940	833
Unsatisfied pellet procedures—Long-term	387	299

Total allocated to unsatisfied pellet procedures	1,327	1,132

Unsatisfied dietary supplements—Current	328	—

Total deferred revenue—Current	$3,002	$1,965

Total deferred revenue—Long-term	$1,322	$926